Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
NOTE 6 - Related Party Transactions

NOTE 6 – Related Party Transactions

Since 2019, the Company has paid for some administrative expenses on behalf of Fvndit. The balance of those payments were $24,498 on December 31, 2020 and $25,142 on September 30, 2021, and are recorded as Due from Fvndit, Inc. on the accompanying condensed consolidated balance sheets. From October 2018 through March 2021, Tan Tran served as an Officer and Director of Fvndit.

On October 5, 2020, Fvndit issued 500,000 shares of common stock to Tan Tran. The issuance raised the total number of Fvndit outstanding shares to 40,500,000.

The Company pays the CEO for professional services and health insurance premium for his family. The total of those professional service payments were $40,000 in 2020, and no payment was made during the nine months ended September 30, 2021. The total of health insurance premium payments were $17,344 in 2020 and $11,170 for the nine months ended September 30, 2021. Such costs are reflected as a component of general and administrative expenses on the accompanying condensed consolidated statements of operations.

The Company pays a member of the CEO’s family for technical services. The total of those payments were $40,000 in 2020, and $39,000 during the nine months ended September 30, 2021. Such costs are reflected as a component of general and administrative expenses on the accompanying condensed consolidated statements of operations.

On August 6, 2021, the Company borrowed $125,000from the CEO. The loan will mature and become payable 12 months from the date of signing. Interest at the rate of 1% will be accrued on the outstanding balance.

NOTE 10 – Related Party Transactions

On May 15, 2019, the Company transferred assets with a fair market value of $8,243 to the CEO in exchange for services rendered.

Since 2019, The Company has paid for some administrative expenses on behalf of Fvndit. The balance of those payments were $24,498 for the year ended December 31, 2020 and $17,109 for the year ended December 31, 2019. From October 2018 through March 2021, Tan Tran served as an Officer and Director of Fvndit.

The Company pays the CEO for professional services. The total of those payments were $40,000 in 2020, and $134,000 in 2019.

VoiceStep pays a member of the CEO’s family for technical services. The total of those payments were $40,000 in 2020, and $48,000 in 2019.